UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 4, 2007
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT.
                              []	13F NOTICE.
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		80
Form 13F Information Table Value Total:		$101,120
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	      TITLE OF CLASS    CUSIP	    VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
			 			   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
3M Co                            COM	88579Y101   833	     10900   SH 	SOLE		10900
Abbott Laboratories              COM	002824100   337      6031    SH 	SOLE		6031
American Express Company         COM	025816109   237      4200    SH 	SOLE		4200
American International Group I   COM	026874107   406      6033    SH 	SOLE		6033
Amgen Inc.                       COM	031162100   2295     41078   SH 	SOLE		41078
Anadarko Petroleum Corp          COM	032511107   150      3480    SH 	SOLE		3480
Apache Corp                      COM	037411105   2187     30936   SH 	SOLE		30936
Applied Materials Inc            COM	03822105    112      6100    SH	        SOLE		6100
Automatic Data Processing Inc    COM	053015103   246      5086    SH 	SOLE		5086
Avant Immunotherapeutics         COM	053491106   15       10000   SH 	SOLE		10000
Baker Hughes Inc                 COM	057224107   137      2073    SH 	SOLE		2073
Bank Of America Corp             COM	060505104   659      12908   SH 	SOLE		12908
Bank Of New York Co Inc          COM	064057102   643      15860   SH 	SOLE		15860
Baxter International             COM	071813109   2775     52695   SH 	SOLE		52695
Boeing Co                        COM	097023105   116      1300    SH 	SOLE		1300
BP plc                 SPONSORED ADR	055622104   2934     45307   SH 	SOLE		45307
Bunge Ltd                        COM	G16962105   1254     15250   SH 	SOLE		15250
Caterpillar Inc                  COM	149123101   207      3090    SH 	SOLE		3090
CBS Corp B                      CL B	124857202   329      10762   SH 	SOLE		10762
Centurytel Inc.                  COM	156700106   1413     31268   SH 	SOLE		31268
Charles Riv Laboratories Intl    COM	159864107   382      8250    SH 	SOLE		8250
Cisco Systems                    COM	17275R102   313      12271   SH 	SOLE		12271
Citigroup Inc                    COM	172967101   568      11062   SH 	SOLE		11062
Coca Cola                        COM	191216100   567      11820   SH 	SOLE		11820
Connecticut Wtr Svc Inc          COM	207797101   108      4492    SH 	SOLE		4492
Disney Walt Co. 	  COM DISNEY	254687106   165      4786    SH 	SOLE		4786
Dominion Res Inc                 COM	25746U109   1780     20053   SH 	SOLE		20053
Dow Chemical Company             COM	260543103   1957     42675   SH 	SOLE		42675
Duke Energy Corp.                COM	26441C105   579      28516   SH 	SOLE		28516
El Paso Corp                     COM	28336L109   213      14712   SH 	SOLE		14712
Emerson Electric Co              COM	291011104   179      4154    SH 	SOLE		4154
Exxon Mobil Corporation          COM	30231G102   5218     69156   SH 	SOLE		69156
Fiserv Inc                       COM	337738108   3828     72150   SH 	SOLE		72150
General Electric                 COM	369604103   928      26232   SH 	SOLE		26232
Harman International Inds Inc.   COM	413086109   106      1100    SH 	SOLE		1100
Hewlett-Packard Company          COM	428236103   403      10047   SH 	SOLE		10047
Home Depot Inc                   COM	437076102   407      11082   SH 	SOLE		11082
Intel Corp                       COM	458140100   900      47055   SH 	SOLE		47055
International Business Machine   COM	459200101   1070     11354   SH 	SOLE		11354
Investors Finl Services Corp     COM	461915100   116      2000    SH 	SOLE		2000
IONA Technologies plc  SPONSORED ADR	46206P109   1257     200200  SH 	SOLE		200200
iShares MSCI EAFE    MSCI EAFE INDEX	464287465   10808    141725  SH 	SOLE		141725
Johnson & Johnson                COM	478160104   5767     95710   SH 	SOLE		95710
JP Morgan Chase & Co             COM	46625H100   4023     83144   SH 	SOLE		83144
Kraft Foods Inc                  COM	50075N104   836      26400   SH 	SOLE		26400
Massmutual Corporate Inv         COM	576292106   131      3593    SH 	SOLE		3593
Maxim Integrated Products        COM	57772K101   3023     102838  SH 	SOLE		102838
Medtronic Inc                    COM	585055106   397      8102    SH 	SOLE		8102
Microsoft Corp                   COM	594918104   452      16201   SH 	SOLE		16201
MKS Instruments Inc              COM	55306N104   447      17500   SH 	SOLE		17500
Nisource Inc Hldg Co             COM	65473P105   1526     62458   SH 	SOLE		62458
Nokia Corp.            SPONSORED ADR	654902204   186      8135    SH 	SOLE		8135
Northern Trust Corp              COM	665859104   102      1700    SH 	SOLE		1700
Northrop Grumman Corp            COM	666807102   3362     45300   SH 	SOLE		45300
Oracle Corp                      COM	68389X105   335      18500   SH 	SOLE		18500
PartnerRe Ltd                    COM	G6852T105   1784     26025   SH 	SOLE		26025
Pepsico                          COM	713448108   7285     114618  SH 	SOLE		114618
Pfizer                           COM	717081103   501      19840   SH 	SOLE		19840
Procter & Gamble Co              COM	742718109   520      8226    SH 	SOLE		8226
Reliance Steel & Aluminum        COM	759509102   552      11400   SH 	SOLE		11400
S&P 500 Depository Recpts UNIT SER 1	78462F103   7445     52427   SH 	SOLE		52427
S&P MidCap SPDRs          UNIT SER 1	595635103   420      2716    SH 	SOLE		2716
Sanofi-Aventis         SPONSORED ADR	80105N105   131      3000    SH 	SOLE		3000
Schlumberger Ltd                 COM	806857108   291      4213    SH 	SOLE		4213
Seagate Technology Hldgs         SHS	G7945J104   179      7700    SH 	SOLE		7700
Southwest Airlines Co            COM	844741108   784      53300   SH 	SOLE		53300
Spectra Energy Corp              COM	847560109   363      13807   SH	        SOLE		13807
State Street                     COM	857477103   3775     58305   SH 	SOLE		58305
Statoil ASA            SPONSORED ADR	85771P102   707      26125   SH 	SOLE		26125
Stryker Corp                     COM	863667101   311      4685    SH 	SOLE		4685
SVB Financial Group              COM	78486Q101   1205     24800   SH 	SOLE		24800
Target Corporation               COM	87612E106   127      2145    SH 	SOLE		2145
TD Banknorth, Inc.	 	 COM	87235A101   258      8036    SH 	SOLE		8036
Toronto Dominion Bank New    COM NEW	891160509   212      3502    SH 	SOLE		3502
VCA Antech Inc                   COM	918194101   1133     31200   SH 	SOLE		31200
Viacom Inc Non Vtg              CL B	92553P201   420      10212   SH 	SOLE		10212
Vodafone Group Plc     SPONS ADR NEW	92857W209   162      6049    SH 	SOLE		6049
Wal Mart Stores Inc              COM	931142103   2224     47369   SH 	SOLE		47369
Washington Mutual Inc            COM	939322103   1033     25575   SH 	SOLE		25575
Wells Fargo & Co                 COM	949746101   174      5043    SH 	SOLE		5043
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